Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 5,435	$ 6,014
Operating lease liabilities	$ 5,389